UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number 811-3807

SunAmerica Money Market Funds, Inc.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

Robert M. Zakem, Esq.

Senior Vice President & General Counsel

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6363

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

The schedule of investments for the three-month period ended by September 30, 2004 is filed herewith.

SunAmerica Money Market Fund

PORTFOLIO OF INVESTMENTS - September 30, 2004 (unaudited)

Security Description	Principal Amount	Value (Note 1)
CERTIFICATES OF DEPOSIT — 7.3%
Citibank N.A.
1.81% due 12/15/04	$25,000,000	$25,000,000
First Tennessee Bank
1.69% due 10/13/04+	20,000,000	20,000,000
1.77% due 10/25/04+	25,000,000	25,000,000
Wells Fargo Bank N.A.
1.73% due 10/07/04+	25,000,000	25,000,000
1.75% due 10/07/04	30,000,000	30,000,000

Total Certificates of Deposit
(amortized cost $125,000,000)		125,000,000

COMMERCIAL PAPER — 59.1%
Apreco, LLC (LOC-Citibank N.A.)
1.61% due 10/05/04*	23,500,000	23,495,796
1.78% due 10/29/04*	25,000,000	24,965,390
Barton Capital Corp. (LOC-Societe Generale)
1.77% due 10/18/04*	25,000,000	24,979,105
CRC Funding, LLC
1.81% due 12/10/04*	25,000,000	24,912,014
1.87 % due 12/14/04*	25,000,000	24,903,903
CXC, LLC
1.80% due 12/07/04*	25,000,000	24,916,250
1.81% due 12/14/04*	25,000,000	24,906,986
Cancara Asset Securitization, Ltd.
1.52% due 10/08/04*	25,000,000	24,992,611
1.78% due 10/28/04*	25,000,000	24,966,625
Compass Securitization, LLC (LOC-Ambac)
1.60% due 10/15/04*	25,000,000	24,984,444
1.67% due 10/07/04*	25,000,000	24,993,042
Corporate Asset Funding Co., LLC
1.65% due 10/21/04*	25,000,000	24,977,083
1.80% due 11/18/04*	25,000,000	24,940,000
Delaware Funding Co., LLC (LOC-JP Morgan)
1.78% due 10/20/04*	25,000,000	24,976,514
1.78% due 10/27/04*	25,000,000	24,967,861
Edison Asset Securitization, LLC
(LOC-GE Capital Corp.)
1.64% due 11/04/04*	25,000,000	24,961,278
Fountain Square Commercial Funding Corp.
1.82% due 12/10/04*	20,000,000	19,929,222
Galaxy Funding, Inc.
1.50% due 10/08/04*	20,000,000	19,994,167
1.64% due 10/21/04*	18,900,000	18,882,780
1.66% due 11/15/04*	25,000,000	24,947,969
General Electric Capital Corp.
1.77% due 10/25/04	25,000,000	24,970,500
1.86% due 12/16/04	25,000,000	24,901,833
Giro Funding U.S. Corp.
1.80% due 10/06/04*	25,000,000	24,993,750
1.81% due 12/13/04*	25,000,000	24,908,243
Goldman Sachs Group, Inc.
1.83% due 10/01/04*+	25,000,000	25,000,000
Govco, Inc.
1.64% due 11/10/04*	25,000,000	24,954,444
1.85% due 12/17/04*	25,000,000	24,901,076
Greyhawk Funding, LLC
1.52% due 10/12/04*	25,000,000	24,988,389
1.67% due 10/06/04*	25,000,000	24,994,202
HBOS Treasury Services PLC
1.65% due 11/19/04	25,000,000	24,943,684
Old Line Funding Corp.
1.78% due 11/08/04*	25,000,000	24,953,028
Pfizer, Inc.
1.75% due 10/07/04+	20,000,000	20,000,000
Ranger Funding Co., LLC
(LOC-Bank of America N.A.)
1.78% due 11/05/04*	25,000,000	24,956,736
Sheffield Receivables (LOC-Barclay Bank)
1.63% due 10/05/04*	25,000,000	24,996,542
1.66% due 10/04/04*	26,000,000	25,995,291
Surrey Funding Corp. (LOC-Barclay Bank)
1.77% due 10/29/04*	25,000,000	24,965,583
Sydney Capital Corp.
1.50% due 10/01/04*	25,000,000	25,000,000
1.60% due 10/15/04*	25,000,000	24,984,444
UBS Finance, LLC
1.88% due 10/01/04	60,000,000	60,000,000
Windmill Funding Corp. (LOC-ABN AMRO)
1.81% due 12/13/04*	25,000,000	24,908,243

Total Commercial Paper
(amortized cost $1,011,909,028)		1,011,909,028

U.S. GOVERNMENT OBLIGATIONS — 1.3%
U. S. Treasury Bill
1.08% due 10/21/04
(amortized cost $22,986,200)	23,000,000	22,986,200

U.S. GOVERNMENT AGENCIES — 22.2%
Federal Home Loan Bank
1.26% due 04/08/05	20,000,000	20,000,000
1.30% due 02/23/05	20,000,000	20,000,000
1.30% due 04/11/05	20,000,000	20,000,000
1.40% due 04/01/05	20,000,000	20,000,000
1.46% due 03/01/05	20,000,000	20,000,000
1.76% due 10/25/04+	25,000,000	24,999,492

		124,999,492

Federal Home Loan Mortgage Corp.
1.20% due 12/20/04	25,000,000	24,933,333
1.50% due 02/14/05	19,000,000	19,000,000
1.78% due 12/14/04	10,000,000	9,963,411
1.82% due 12/14/04	25,000,000	24,906,472

		78,803,216

Federal National Mortgage Association
1.20% due 12/01/04	20,000,000	19,959,333
1.33% due 02/23/05	20,000,000	20,000,000
1.34% due 03/04/05	20,000,000	20,000,000
1.38% due 02/14/05	20,000,000	20,000,000
1.50% due 05/09/05	20,000,000	20,000,000
1.65% due 02/08/05	30,000,000	30,000,000
1.77% due 10/25/04+	20,000,000	19,998,367

		149,957,700

Agency for International Development Panama
2.14% due 10/05/04+	3,026,441	3,037,365

Student Loan Marketing Association
1.74% due 10/05/04+	23,000,000	23,000,000

Total U.S. Government Agencies
(amortized cost $379,797,773)		379,797,773

MEDIUM TERM NOTES — 6.7%
Merrill Lynch & Co.
1.66% due 11/17/04+	20,000,000	20,000,000
1.79% due 10/29/04+	30,000,000	30,000,000
Sigma Finance, Inc.
1.77% due 10/19/04*+	20,000,000	20,000,000
1.77% due 10/29/04*+	25,000,000	24,998,603
White Pine Finance, LLC
1.61% due 10/01/04*+	20,000,000	20,000,000

Total Medium Term Notes
(amortized cost $114,998,603)		114,998,603

TAXABLE MUNICIPAL MEDIUM TERM NOTES — 0.6%
Illinois Student Assistance Commission
1.84% due 10/06/04+	10,000,000	10,000,000

REPURCHASE AGREEMENTS — 2.6%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	201,000	201,000
UBS Securities, LLC Joint Repurchase Agreement(1)	45,000,000	45,000,000

Total Repurchase Agreements
(amortized cost $45,201,000)		45,201,000

TOTAL INVESTMENTS
(amortized cost $1,709,892,604)#	99.8%	1,709,892,604
Assets in excess of other liabilities	0.2	3,058,024

NET ASSETS	100.0	$1,712,950,628

*	Securities exempt from registration under Rule 144A of securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At September 30, 2004, the aggregate value of these securities was $922,091,614, representing 53.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	At September 30, 2004, the cost of securities for federal income tax purposes was the same for book purposes.

+	Variable rate security – the rate reflected is as of September 30, 2004, maturity date reflects next reset date.

(1)	See Note 2 for details of the Joint Repurchase Agreement

LOC - Letter of credit

Portfolio breakdown as a percentage of net assets (excluding Repurchase Agreements) by industry

Government Agencies	23.5%	Securities Holding Company	11.0%
Finance	12.5%	Receivable Company	8.7%
Banking	12.3%	Loan Receivables	4.1%
Trade and Term Receivables	11.7%	Medical	1.2%
Trade Receivables	11.6%	Municipalities	0.6%

			97.2
		Repurchase Agreements	2.6

			99.8%

See Notes to Portfolio of Investments

SunAmerica Municipal Money Market Fund

PORTFOLIO OF INVESTMENTS - September 30, 2004 (unaudited)

Security Description	Principal Amount /Shares	Value (Note 1)

SHORT-TERM INVESTMENTS — 111.8%
Alabama — 2.9%
Stevenson, Alabama Industrial Development Board Environmental Improvement (LOC-JP Morgan Chase Bank)
1.76% due 10/06/04+	$3,000,000	$3,000,000

Arizona — 7.8%
Arizona Health Facilities Authority
1.51% due 10/01/04+	935,000	935,000
Maricopa County, Arizona Industrial Development Authority, Series A (LOC-Wells Fargo Bank N.A.)
1.81% due on 10/07/04+	1,510,000	1,510,000
Maricopa County, Arizona Industrial Development Authority (LOC-Harris Trust & Savings Bank)
1.82% due 10/07/04+	1,040,000	1,040,000
Mesa, Arizona Industrial Development Authority, Series B
1.64% due 10/06/04+	4,430,000	4,430,000

		7,915,000

California — 4.9%
California State Revenue Anticipation Notes, Series A
3.00% due 10/06/04	5,000,000	5,045,700

Colorado — 2.5%
Colorado Springs, Colorado Revenue (LOC-Wells Fargo Bank N.A.)
1.81% due 10/07/04+	1,510,000	1,510,000
Crystal Valley, Colorado Metropolitan District 1 (LOC-Wells Fargo Bank N.A.)
1.71% due 10/07/04+	200,000	200,000
Durango, Colorado Revenue (LOC-Wells Fargo Bank N.A.)
1.81% due 10/07/04+	835,000	835,000

		2,545,000

Delaware — 1.4%
Delaware State Economic Development Authority Revenue
1.70% due 10/07/04+	1,500,000	1,500,000

District of Columbia — 2.6%
District of Columbia Revenue (LOC-Wachovia Bank N.A.)
1.69% due 10/07/04+	2,610,000	2,610,000

Florida — 5.0%
Lakeland, Florida Energy Systems, Series A
1.69% due 10/06/04+	3,100,000	3,100,000
Lakeland, Florida Energy Systems
1.69% due 10/06/04+	2,000,000	2,000,000

		5,100,000

Georgia — 1.8%
Fulton County, Georgia Development Authority Revenue (LOC-Wachovia Bank N.A.)
1.69% due 10/07/04+	1,800,000	1,800,000

Illinois — 6.3%
Chicago, Illinois O’Hare International Airport, Series B (LOC-Societe Generale)
1.77% due 10/06/04+	845,000	845,000
Chicago, Illinois Parks District, Series B
4.00% due 01/01/05	600,000	604,302
Chicago, Illinois Water Works (LOC-Bank One N.A.)
1.70% due 10/06/04+	500,000	500,000
Illinois Finance Authority
3.00% due 03/01/05	2,305,000	2,319,899
Warren County, Illinois Revenue (LOC-Wells Fargo Bank N.A.)
1.81% due 10/07/04+	2,200,000	2,200,000

		6,469,201

Iowa — 1.7%
Iowa Financial Authority, Series F (LOC-Wells Fargo Bank N.A.)
1.75% due 10/07/04+	1,100,000	1,100,000
Iowa Financial Authority Child Services, Series B (LOC-Wells Fargo Bank N.A.)
1.81% due 10/07/04+	400,000	400,000
Storm Lake, Iowa Higher Education Facilities
1.86% due 10/07/04+	215,000	215,000

		1,715,000

Kentucky — 5.0%
Breckinridge County, Kentucky Lease Program (LOC-U.S. Bank N.A.)
1.65% due 10/06/04+	1,720,000	1,720,231
Breckinridge County, Kentucky Lease Program, Series A (LOC-U.S. Bank N.A.)
1.65% due 10/06/04+	3,415,000	3,415,000

		5,135,231

Michigan — 10.1%
Detroit, Michigan Sewage Disposal, Series C-1
1.72% due 10/07/04+	1,700,000	1,700,000
Detroit, Michigan Sewage Disposal, Series C-2
1.72% due 10/07/04+	3,000,000	3,000,000
Michigan State Building Authority - Series II
2.00% due 10/15/04	5,000,000	5,001,707
Michigan State Strategic Funding Limited Obligation Revenue (LOC-Fifth Third Bank)
1.75% due 10/06/04+	660,000	660,000

		10,361,707

Missouri — 5.1%
Missouri Higher Education Student Loan Authority, Series B
1.75% due 10/06/04+	1,000,000	1,000,000
Missouri State Health & Educational Facilities
1.70% due 10/01/04+	400,000	400,000
Missouri State Health & Educational Facilities, Series C
1.70% due 10/01/04+	2,300,000	2,300,000
St Louis, Missouri Planned Industrial Expansion Authority (LOC-Bank of America N.A.)
1.75% due 10/06/04+	1,500,000	1,500,000

		5,200,000

Nebraska — 1.5%
Douglas County, Nebraska Solid Waste Disposal, Series A (LOC-Wachovia Bank N.A.)
1.75% due 10/07/04+	1,500,000	1,500,000

North Carolina — 10.6%
Charlotte, North Carolina Certificates of Participation, Series B
1.75% due 10/07/04+	4,700,000	4,700,000
Durham, North Carolina General Obligation
1.70% due 10/07/04+	300,000	300,033
Greensboro, North Carolina Enterprise, Series B
1.70% due 10/07/04+	3,700,000	3,700,000
Mecklenburg County Public Improvements, School Improvements
1.70% due 10/07/04+	1,900,000	1,900,000
Mecklenburg County Public Improvements, Public Improvements
1.75% due 10/07/04+	250,000	250,000

		10,850,033

North Dakota — 3.6%
North Dakota State Housing Finance Agency, Series A
1.72% due 10/06/04+	3,700,000	3,700,000

Ohio — 6.4%
Cleveland, Ohio Airport System, Series D (LOC-WestLb AG)
1.71% due 10/06/04+	2,965,000	2,965,000
Franklin County, Ohio Hospital, Series B (LOC-Citibank N.A.)
1.68% due 10/07/04+	3,545,000	3,545,000

		6,510,000

Pennsylvania — 9.7%
Delaware Valley, Pennsylvania Regional Financial Authority, Series A (LOC-Toronto-Dominion Bank)
1.69% due 10/06/04+	300,000	300,000
Delaware Valley, Pennsylvania Regional Financial Authority, Series C (LOC-Toronto-Dominion Bank)
1.69% due 10/06/04+	1,700,000	1,700,000
Pennsylvania State Turnpike Commission, Series A
1.70% due 10/06/04+	1,000,000	1,000,000
Philadelphia, Pennsylvania Tax & Revenue Anticipation Notes
3.00% due 06/30/05	5,000,000	5,050,266
Philadelphia, Pennsylvania Authority for Industrial Development (LOC-GE Capital Corp.)
1.72% due 10/06/04+	200,000	200,000
Temple University, Commonwealth System of Higher Education, Pennsylvania
2.25% due 05/02/05	1,600,000	1,609,035

		9,859,301

South Carolina — 0.6%
South Carolina Jobs Economic Development Authority (LOC-Bank of America N.A.)
1.75% due 10/06/04+	600,000	600,000

South Dakota — 0.1%
Lower Brule Sioux Tribe, General Obligation (LOC-Wells Fargo Bank N.A.)
1.71% due 10/07/04+	150,000	150,000

Tennessee — 0.3%
Metropolitan Government Nashville and Davidson Counties (LOC-Bank of America N.A.)
1.53% due 10/01/04+	300,000	300,000

Texas — 17.6%
Alamo Texas Community College
2.00% due 02/15/05	2,460,000	2,467,946
Brownsville, Texas Utility Systems Revenue, Series A
1.70% due 10/06/04+	1,100,000	1,100,000
Gulf Coast Waste Disposal Authority
1.70% due 10/01/04+	5,000,000	5,000,000
Gulf Coast Waste Disposal Authority, Series A (LOC-JP Morgan Chase Bank)
1.75% due 10/07/04+	2,500,000	2,500,000
Harris County Texas Health Facilities Development Corp. Revenue
1.72% due 10/01/04+	1,875,000	1,875,000
Texas State Tax & Revenue Anticipation Notes
3.00% due 08/31/05	5,000,000	5,063,460

		18,006,406

Washington — 1.5%
Port Seattle, Washington Industrial Development Corp. (LOC-Citibank N.A.)
1.73% due 10/06/04+	1,500,000	1,500,000

Wisconsin — 2.0%
Wisconsin State Health & Educational Facilities Authority (LOC-U.S. Bank Trust N.A.)
1.69% due 10/07/04+	2,000,000	2,000,000

Wyoming — 0.7%
Wyoming Community Development Authority, Series A
1.64% due 10/07/04+	700,000	700,000

Registered Investment Companies — 0.1%
SSGA Tax Free Money Market - Class A
1.06% due 10/01/04	54,863	54,863

TOTAL INVESTMENTS
(cost $114,127,442)*	111.8%	114,127,442
Other liabilities in excess of assets	(11.8)	(12,016,424)

NET ASSETS	100.0%	$102,111,018

*	At September 30, 2004, the cost of securities for federal income tax purposes was the same for book purposes.

+	Variable rate security – the rate reflected is as of September 30, 2004; maturity date reflects next reset date.

LOC — Letter of Credit

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - September 30, 2004 - (unaudited)

Note 1. Security Valuation

Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium.

Note 2. Repurchase Agreements

As of September 30, 2004, the following Fund held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage Interest	Principal Amount
SunAmerica Money Market Fund	0.11%	$201,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated September 30, 2004, bearing interest at a rate of 1.58% per annum, with a principal amount of $182,364,000, a repurchase price of $182,372,004, and a maturity date of October 1, 2004. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	4.75%	05/15/14	$2,265,000	$2,412,225
U.S. Treasury Bonds	7.50	11/15/16	139,230,000	183,631,282

In addition, at September 30, 2004, the following Fund held an undivided interest in a joint repurchase agreement with UBS Securities, LLC:

	Percentage Interest	Principal Amount
SunAmerica Money Market Fund	18.00%	$45,000,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated September 30, 2004, bearing interest at a rate of 1.73% per annum, with a principal amount of $250,000,000 a repurchase price of $250,012,014, and a maturity date of October 1, 2004. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	3.00%	7/15/2012	$50,000,000	$58,375,000
U.S. Treasury Notes	1.88	7/15/2013	50,000,000	52,375,000
U.S. Treasury Bonds	2.38	1/15/2025	50,000,000	52,062,500
U.S. Treasury Bonds	3.63	4/15/2028	50,000,000	74,500,000
U.S. Treasury Bonds	3.38	4/15/2032	13,067,000	17,689,451

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant of Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:	/s/ Robert M. Zakem
Robert M. Zakem
President

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Zakem
Robert M. Zakem
President

Date: November 29, 2004

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: November 29, 2004